Shareholder Report, Holdings (Details) - Parvin Hedged Equity Solari World Fund	Nov. 30, 2024
Fidelity Inst Money Mkt [Member]
Holdings [Line Items]
Percent of Total Investments	13.02%
Carriage Svcs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Amcor Plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.52%
C H Robinson Worldwide [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Coupang Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Mercado Libre [Member]
Holdings [Line Items]
Percent of Total Investments	3.28%
Medtronic Plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Cnh Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.25%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	2.49%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.22%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.05%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.02%
Put Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.28%
BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.12%
CANADA
Holdings [Line Items]
Percent of Total Investments	10.76%
COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.20%
IRELAND
Holdings [Line Items]
Percent of Total Investments	3.22%
MEXICO
Holdings [Line Items]
Percent of Total Investments	2.42%
NORWAY
Holdings [Line Items]
Percent of Total Investments	7.97%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.00%
RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%
SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.14%
TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.11%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	42.58%